Purchases and other expenses - Restructuring costs - Components - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Purchases and other expenses
Departure plans	€ (54)	€ (241)	€ (15)
Lease property restructuring	(21)	(6)	2
Distribution channels	(12)	(22)	(5)
Other	(38)	(63)	(8)
Total restructuring costs	€ (125)	€ (331)	€ (25)